General information	12 Months Ended
Dec. 31, 2022
General information.
General information

Notes to Consolidated Financial Statements

1. General information

Galapagos NV is a limited liability company incorporated in Belgium and has its registered office at Generaal De Wittelaan L11 A3, 2800 Mechelen, Belgium. In the notes to the consolidated financial statements, references to “we,” “us,” “the group” or “Galapagos” include Galapagos NV together with its subsidiaries.

We are a fully integrated biotechnology company focused on discovering, developing, and commercializing innovative medicines. We are committed to improving patients’ lives worldwide by targeting diseases with high unmet needs. Our research and development (R&D) capabilities cover multiple drug modalities, including small molecules and cell therapies. Our portfolio comprises discovery through to commercialized programs in immunology, oncology and other indications. Our first medicine for rheumatoid arthritis and ulcerative colitis is on the market in Europe and Japan.

We devote substantially all of our resources to our drug discovery efforts from target discovery through clinical development and to our commercialization efforts for filgotinib in Europe.

The components of the operating result presented in the financial statements include the following companies: Galapagos NV, Galapagos Biopharma Belgium BV, Galapagos Real Estate Belgium BV (Mechelen, Belgium); Galapagos SASU (Romainville, France); Galapagos B.V., Galapagos Biopharma Netherlands B.V., Galapagos Real Estate Netherlands B.V. and CellPoint B.V. (CellPoint) (Oegstgeest, the Netherlands); Galapagos, Inc. and its subsidiaries Xenometrix, Inc. and AboundBio, Inc. (AboundBio) (United States); Galapagos GmbH (Basel, Switzerland); Galapagos Biotech Ltd (Cambridge, UK), Galapagos Biopharma Germany GmbH (München, Germany), Galapagos Biopharma Spain S.L.U. (Madrid, Spain); Galapagos Biopharma Italy S.r.l. (Milan, Italy); Galapagos Biopharma Sweden AB (Stockholm, Sweden), Galapagos Biopharma Norway AS (Oslo, Norway), Galapagos Biopharma Finland Oy (Helsinki, Finland), Galapagos Biopharma Denmark ApS (Copenhagen, Denmark), Galapagos Biopharma Austria GmbH (Vienna, Austria) and Galapagos Biopharma Ireland Ltd ( Dublin, Ireland).

Our continuing operations had 1,338 employees as at December 31, 2022 (as compared to 1,309 employees as at December 31, 2021 and 1,304 employees as at December 31, 2020) mainly working in our operating facilities in Mechelen (the Belgian headquarters), the Netherlands, France, Switzerland, Germany, Italy, Spain and the United Kingdom.

We previously had two reportable segments, R&D and fee-for-services business. On January 4, 2021, we sold our fee-for-service business Fidelta d.o.o. (Fidelta) to Selvita S.A. (Selvita) for a total consideration of €37.1 million. Fidelta had 185 employees on December 31, 2020 working in the operating facilities in Croatia. We classified the assets and the associated liabilities of Fidelta as held for sale in our financial statements for the year ended December 31, 2020. We have reported the fee-for-service segment as discontinued operations and we are currently operating as a single operating segment.

Impact of COVID-19 on the financial statements

To date, we have experienced limited impact on our financial performance, financial position, cash flows and significant judgements and estimates.

Conflict in Ukraine

To date, we have experienced very limited impact of the armed conflict between Russia and Ukraine. However, we keep on monitoring the impact of the situation.